Loans Payable - Related Parties (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Total Loan Payable to related parties	$ 275,577	$ 262,795
Loans payable to related parties	234,166	221,985
Loans payable to related parties discontinued operations	$ 41,411	$ 40,810